Share-Based Payment (Details) - Schedule of Weighted Average Exercise Prices of Share - ₪ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Exercise Prices of Share [Abstract]
Number of Options, Outstanding at beginning of year (in Shares)	3,247,814	1,504,678	1,660,958
Weighted Average Exercise Price, Outstanding at beginning of year	₪ 19.91	₪ 20.38	₪ 20.38
Number of Options, Granted (in Shares)	343,647	2,076,800
Weighted Average Exercise Price, Granted	₪ 18.6	₪ 19.27
Number of Options, Exercised (in Shares)	(42,175)	(8,325)	(28,672)
Weighted Average Exercise Price, Exercised	₪ 19.04	₪ 16.47	₪ 16.93
Number of Options, Forfeited (in Shares)	(279,305)	(325,339)	(127,608)
Weighted Average Exercise Price, Forfeited	₪ 19.57	₪ 19.14	₪ 20.29
Number of Options, Outstanding at end of year (in Shares)	3,269,981	3,247,814	1,504,678
Weighted Average Exercise Price, Outstanding at end of year	₪ 18.82	₪ 19.91	₪ 20.65
Number of Options, Exercisable at end of year (in Shares)	1,469,084	1,049,329	1,067,363
Weighted Average Exercise Price, Exercisable at end of year	₪ 19.83	₪ 20.38	₪ 19.78
The weighted average remaining contractual life for the share options	₪ 4.01	₪ 4.67	₪ 3.33